Commitments and Contingencies (Details 1)	Jun. 30, 2016 USD ($)
For the twelve months ended
June 30, 2017	$ 924,860
June 30, 2018	1,541,433
June 30, 2019	1,541,433
June 30, 2020	1,541,433
December 31, 2020	1,079,003
Total agency payments	$ 6,628,162